Income Taxes - Schedule of Provision for Income Taxes (Details) (10-K) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Current, Federal
Current, State
Total current
Deferred, Federal					(1,037,267)	(940,510)
Deferred, State					(234,033)	(292,047)
Total deferred tax benefit					(1,271,300)	(1,232,557)
Valuation allowance					668,584	329,756
Net deferred tax benefit					(602,716)	(902,801)
Total tax provision (benefit)	$ (87,835)	$ (170,602)	$ (215,964)	$ (300,901)	$ (602,716)	$ (902,801)	$ 259,049